Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year (in Shares)	4,235,525,000	2,206,321,000	6,532,000
0.00-0.01 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year (in Shares)	506,231,000	622,621,000
0.00-0.01 Exercise Price [Member] | Minimum [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Weighted average remaining contractual life (in years)	1 year 1 month 24 days	1 year 1 month 24 days
0.00-0.01 Exercise Price [Member] | Maximum [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Weighted average remaining contractual life (in years)	9 years 7 months 24 days	8 years 7 months 2 days
1.23-1.89 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year (in Shares)	3,722,972,000	1,577,250,000
1.23-1.89 Exercise Price [Member] | Minimum [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Weighted average remaining contractual life (in years)	1 year 6 months 29 days	8 years 7 months 2 days
1.23-1.89 Exercise Price [Member] | Maximum [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Weighted average remaining contractual life (in years)	9 years 7 months 24 days	8 years 8 months 15 days
46.62-1,554.54 Exercise Price [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Number outstanding at end of year (in Shares)	6,322,000	6,450,000	6,532,000
46.62-1,554.54 Exercise Price [Member] | Minimum [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Weighted average remaining contractual life (in years)	29 days	9 months	9 months 3 days
46.62-1,554.54 Exercise Price [Member] | Maximum [Member]
Share Based Payment (Details) - Schedule of information about exercise price and remaining contractual life of options outstanding [Line Items]
Weighted average remaining contractual life (in years)	6 years 5 months 19 days	6 years 5 months 19 days	6 years 5 months 23 days